UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21224

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2015

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2015

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	70

Important Notices	71

Eaton Vance

Municipal Bond Fund II

March 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.24%	18.85%	9.95%	5.97%
Fund at Market Price	—	5.35	17.35	5.81	5.24
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–7.61%

Distributions[4]
Total Distributions per share for the period					$0.379
Distribution Rate at NAV					5.44%
Taxable-Equivalent Distribution Rate at NAV					9.61%
Distribution Rate at Market Price					5.89%
Taxable-Equivalent Distribution Rate at Market Price					10.41%

% Total Leverage[5]
Auction Preferred Shares (APS)					19.74%
Residual Interest Bond (RIB) Financing					18.69

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	3.41%	13.19%	9.26%	5.57%
Fund at Market Price	—	9.93	17.75	8.03	5.10
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–3.30%

Distributions[4]
Total Distributions per share for the period					$0.365
Distribution Rate at NAV					5.48%
Taxable-Equivalent Distribution Rate at NAV					11.17%
Distribution Rate at Market Price					5.66%
Taxable-Equivalent Distribution Rate at Market Price					11.53%

% Total Leverage[5]
APS					29.39%
RIB Financing					11.30

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	4.10%	13.25%	8.17%	5.98%
Fund at Market Price	—	2.96	17.10	6.37	4.35
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–5.19%

Distributions[4]
Total Distributions per share for the period					$0.380
Distribution Rate at NAV					4.93%
Taxable-Equivalent Distribution Rate at NAV					9.18%
Distribution Rate at Market Price					5.20%
Taxable-Equivalent Distribution Rate at Market Price					9.69%

% Total Leverage[5]
APS					30.74%
RIB Financing					7.54

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.19%	14.55%	7.98%	6.28%
Fund at Market Price	—	7.52	15.38	5.35	3.89
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–10.48%

Distributions[4]
Total Distributions per share for the period					$0.394
Distribution Rate at NAV					5.20%
Taxable-Equivalent Distribution Rate at NAV					9.60%
Distribution Rate at Market Price					5.81%
Taxable-Equivalent Distribution Rate at Market Price					10.72%

% Total Leverage[5]
APS					36.93%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	3.91%	12.69%	7.49%	5.93%
Fund at Market Price	—	7.92	12.97	2.92	4.75
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–10.05%

Distributions[4]
Total Distributions per share for the period					$0.375
Distribution Rate at NAV					5.13%
Taxable-Equivalent Distribution Rate at NAV					9.96%
Distribution Rate at Market Price					5.70%
Taxable-Equivalent Distribution Rate at Market Price					11.06%

% Total Leverage[5]
APS					34.07%
RIB Financing					0.39

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	3.61%	11.98%	7.22%	5.31%
Fund at Market Price	—	8.58	10.29	4.01	4.80
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–7.82%

Distributions[4]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					5.07%
Taxable-Equivalent Distribution Rate at NAV					9.82%
Distribution Rate at Market Price					5.50%
Taxable-Equivalent Distribution Rate at Market Price					10.66%

% Total Leverage[5]
APS					23.16%
RIB Financing					16.26

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.18%	15.28%	8.80%	5.31%
Fund at Market Price	—	7.41	16.11	5.42	4.28
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–7.30%

Distributions[4]
Total Distributions per share for the period					$0.351
Distribution Rate at NAV					4.98%
Taxable-Equivalent Distribution Rate at NAV					9.29%
Distribution Rate at Market Price					5.37%
Taxable-Equivalent Distribution Rate at Market Price					10.02%

% Total Leverage[5]
APS					30.97%
RIB Financing					3.86

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	4.30%	13.21%	8.85%	6.50%
Fund at Market Price	—	5.00	13.12	5.47	5.17
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–8.90%

Distributions[4]
Total Distributions per share for the period					$0.387
Distribution Rate at NAV					5.38%
Taxable-Equivalent Distribution Rate at NAV					9.81%
Distribution Rate at Market Price					5.90%
Taxable-Equivalent Distribution Rate at Market Price					10.75%

% Total Leverage[5]
APS					32.10%
RIB Financing					5.01

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Municipal Bond Fund II.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.5%

Security	Principal Amount (000’s omitted)	Value

Education — 10.2%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,522,608
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	629,472
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,000,049
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,910,552
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,136,066
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,701,765
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	564,635
University of Virginia, 5.00%, 6/1/40	1,500	1,669,440

		$14,134,587

Electric Utilities — 3.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$383,533
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,449,942
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,613,532
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	760,610
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	587,395

		$4,795,012

Escrowed / Prerefunded — 0.8%
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$1,000	$1,139,410

		$1,139,410

General Obligations — 21.4%
California, 5.00%, 12/1/30	$610	$719,294
California, 5.00%, 10/1/33	2,150	2,522,574
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,840,070
Clark County, NV, 5.00%, 7/1/33	500	573,885
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	3,080,200
Hawaii, 5.00%, 12/1/29	2,500	2,933,800
Hawaii, 5.00%, 12/1/30	1,000	1,173,120
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/33	2,000	2,280,940

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mississippi, 5.00%, 10/1/36(1)	$1,725	$1,996,256
New York, 5.00%, 2/15/34(1)	2,750	3,178,643
New York, NY, 5.00%, 8/1/31	2,000	2,312,740
Oregon, 5.00%, 8/1/36	1,000	1,148,470
Washington, 5.00%, 2/1/35(1)	5,250	6,103,492

		$29,863,484

Hospital — 4.1%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$417,762
Hawaii Department of Budget and Finance, (The Queen’s Health Systems), 4.00%, 7/1/40	135	135,784
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,383,701
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,120	361,312
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	918,360
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	710,817
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,761,405

		$5,689,141

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$619,478

		$619,478

Insured – Education — 4.3%
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	$1,555	$1,667,597
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,310,475

		$5,978,072

Insured – Electric Utilities — 7.3%
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,226,185
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	851,659
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,239,707
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,818,619

		$10,136,170

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.8%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,173,710
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	767,565
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	481,160
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	761,772
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	1,490	1,534,030
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	655,281
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,357,313

		$6,730,831

Insured – General Obligations — 6.2%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$960,765
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,612,800
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,113,880

		$8,687,445

Insured – Hospital — 15.1%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,894,970
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,622,415
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,357,586
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,705,924
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,887,602
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	808,973
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,264,181
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	538,120

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$2,245	$2,530,317
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,810,230
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,577,955

		$20,998,273

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,527,520

		$1,527,520

Insured – Lease Revenue / Certificates of Participation — 5.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,316,860
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	353,270
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,600,480
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,645,350

		$6,915,960

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,066,724
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,193,630

		$2,260,354

Insured – Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$858,408
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	489,604

		$1,348,012

Insured – Special Tax Revenue — 5.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,171,780
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,183,154
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	597,091

		$6,952,025

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,170	$1,307,943

		$1,307,943

Insured – Transportation — 19.7%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$297,448
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	459,412
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	206,400
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	115,153
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,795,726
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,547,008
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,399,012
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,090,900
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,153,860
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	612,800
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,190,821
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	287,181
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	327,410
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,954,627

		$27,437,758

Insured – Water and Sewer — 7.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,800,266
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	205	205,703
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,384,313
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	477,717
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,320,660
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	257,821
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	217,770
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	266,822

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	$195	$216,468
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,517,360
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,230,687

		$9,895,587

Lease Revenue / Certificates of Participation — 10.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,569,043
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,872,900
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,433,297

		$14,875,240

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,522,521
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	288,909

		$1,811,430

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$266,274

		$266,274

Special Tax Revenue — 7.8%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	$405	$476,608
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	252,616
Homewood, AL, City Board of Education, 5.00%, 4/1/32	1,880	2,119,475
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	990,795
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	541,646
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,985,207
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,559,202

		$10,925,549

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 13.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$754,605
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,164,814
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,927,111
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	550,332
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	732,759
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,005,597
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,290,422
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,582,958
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,215,509
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	475,768
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	425,584
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,378,048
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,134,010
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,758,800

		$18,396,317

Water and Sewer — 5.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,099,820
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,676,275
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	412,102
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	322,080
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,630,440

		$8,140,717

Total Tax-Exempt Investments — 158.5% (identified cost $199,052,711)		$220,832,589

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.1)%		$(44,700,600)

Other Assets, Less Liabilities — (26.4)%		$(36,745,396)

Net Assets Applicable to Common Shares — 100.0%		$139,386,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.2%
Others, representing less than 10% individually	85.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,709,202.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 166.3%

Security	Principal Amount (000’s omitted)	Value

Education — 16.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,522,974
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	456,324
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	183,054
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	84,039
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	432,425
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,013,603
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	142,023
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,352,556
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	376,989
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	239,841
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	164,465
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	478,159
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	499,243
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	525,654
University of California, 5.25%, 5/15/39	835	954,096
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	193,012

		$8,618,457

Electric Utilities — 6.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$839,742
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	495,016
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	146,819
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,173,020
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	761,251

		$3,415,848

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	$1,330	$1,348,035

		$1,348,035

General Obligations — 24.2%
California, 5.00%, 10/1/31	$565	$667,542
California, 5.50%, 11/1/35	1,300	1,562,821
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,117,288
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,599,966
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	836,842
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	531,854
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	475,891
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	831,617
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,403,848
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,304,156
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,204,930

		$12,536,755

Hospital — 13.2%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,548,358
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	376,091
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	537,729
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	869,167
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	690,882
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	319,108
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,153,160
Washington Township Health Care District, 5.00%, 7/1/32	555	577,416
Washington Township Health Care District, 5.25%, 7/1/29	750	752,175

		$6,824,086

Insured – Education — 6.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$325	$334,669

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$780	$802,144
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,219,540

		$3,356,353

Insured – Electric Utilities — 7.3%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,639,050
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	1,041,790
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,128,670

		$3,809,510

Insured – Escrowed / Prerefunded — 20.1%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/32	$95	$98,042
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/35	220	227,044
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,492,136
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	681,193
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,303,592
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,923,326
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	109,551
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	1,600	1,752,816
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	513,212
Santa Clara Valley Transportation Authority, Prerefunded to 4/1/17, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,331,624

		$10,432,536

Insured – General Obligations — 26.4%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$802,865
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	2,348,400
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	753,435

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	$1,500	$1,642,635
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,292,395
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	586,431
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,415,400
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,132,914
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,703,072

		$13,677,547

Insured – Hospital — 6.1%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,297,400
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,892,817

		$3,190,217

Insured – Lease Revenue / Certificates of Participation — 3.7%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,938,720

		$1,938,720

Insured – Special Tax Revenue — 3.7%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,577,458
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	359,734

		$1,937,192

Insured – Transportation — 4.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,191,587
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	349,101

		$2,540,688

Insured – Water and Sewer — 2.2%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$499,085
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	623,875

		$1,122,960

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$480	$547,867

		$547,867

Special Tax Revenue — 7.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,661,082
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,513,512
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	592,765

		$3,767,359

Transportation — 11.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,387,825
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	629,095
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,211,050
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,502,625
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	709,619
San Jose, Airport Revenue, 5.00%, 3/1/20	500	581,920

		$6,022,134

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,176,556

		$1,176,556

Total Tax-Exempt Investments — 166.3% (identified cost $77,795,890)		$86,262,820

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.5)%		$(25,700,414)

Other Assets, Less Liabilities — (16.8)%		$(8,694,425)

Net Assets Applicable to Common Shares — 100.0%		$51,867,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $416,050.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 159.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$773,470
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	852,307

		$1,625,777

Education — 19.1%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$861,203
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,206,980
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	991,669
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,142,010

		$5,201,862

Escrowed / Prerefunded — 8.5%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	$1,000	$1,146,820
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,173,891

		$2,320,711

General Obligations — 12.1%
Boston, 4.00%, 4/1/24	$200	$224,072
Cambridge, 4.00%, 2/15/21	395	453,152
Danvers, 5.25%, 7/1/36	565	673,384
Plymouth, 5.00%, 5/1/26	250	294,585
Plymouth, 5.00%, 5/1/31	225	259,162
Plymouth, 5.00%, 5/1/32	205	235,498
Wayland, 5.00%, 2/1/33	340	395,298
Wayland, 5.00%, 2/1/36	510	588,514
Winchester, 5.00%, 4/15/36	160	184,792

		$3,308,457

Hospital — 17.6%
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	$525	$619,799
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	852,740
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	430,928
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	568,135

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	$750	$846,938
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,606
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,104,420

		$4,794,566

Insured – Education — 15.1%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$932,729
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	811,853
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,401,814
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	970,455

		$4,116,851

Insured – Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,121,784

		$1,121,784

Insured – Escrowed / Prerefunded — 11.0%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,230,709
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/35	750	759,022

		$2,989,731

Insured – General Obligations — 13.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,527,456
Revere, (AGC), 5.00%, 4/1/39	1,000	1,117,340

		$3,644,796

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$249,634

		$249,634

Insured – Lease Revenue / Certificates of Participation — 4.6%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,266,060

		$1,266,060

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$540,206

		$540,206

Insured – Special Tax Revenue — 16.7%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$739,727
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	950,222
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	527,456
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,259,795
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	961,905
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	103,550

		$4,542,655

Insured – Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,274,966

		$1,274,966

Other Revenue — 3.4%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$363,968
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	553,871

		$917,839

Senior Living / Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$746,974

		$746,974

Special Tax Revenue — 5.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$106,628
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,387,434

		$1,494,062

Transportation — 9.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,124,640
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	560,880

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/28	$250	$290,515
Massachusetts Port Authority, 5.00%, 7/1/34	435	497,623

		$2,473,658

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$872,250

		$872,250

Total Tax-Exempt Investments — 159.6% (identified cost $38,255,507)		$43,502,839

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.8)%		$(13,575,185)

Other Assets, Less Liabilities — (9.8)%		$(2,670,977)

Net Assets Applicable to Common Shares — 100.0%		$27,256,677

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 45.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 15.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $470,455.

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 155.9%

Security	Principal Amount (000’s omitted)	Value

Education — 6.5%
Michigan Technological University, 4.00%, 10/1/36	$570	$591,221
Wayne State University, 5.00%, 11/15/40	775	879,362

		$1,470,583

Electric Utilities — 7.6%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$970,642
Michigan Public Power Agency, 5.00%, 1/1/43	700	756,483

		$1,727,125

Escrowed / Prerefunded — 1.8%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$402,372

		$402,372

General Obligations — 24.4%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$528,135
Comstock Park Public Schools, 5.125%, 5/1/31	205	230,631
Comstock Park Public Schools, 5.25%, 5/1/33	165	184,721
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	764,344
Lansing Community College, 5.00%, 5/1/30	1,000	1,158,180
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	796,642
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	730,460
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,150,240

		$5,543,353

Hospital — 24.2%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$843,285
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	547,680
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	839,528
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	836,835
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	560,340
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	765,674
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,118,480

		$5,511,822

Security	Principal Amount (000’s omitted)	Value

Insured – Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$691,397

		$691,397

Insured – Education — 2.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$482,950

		$482,950

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$621,639

		$621,639

Insured – Escrowed / Prerefunded — 14.7%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,139,483
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,209,597

		$3,349,080

Insured – General Obligations — 30.9%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$548,795
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	560,025
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	844,898
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,232,431
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,070,880
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,157,940
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,071,856
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	548,525

		$7,035,350

Insured – Lease Revenue / Certificates of Participation — 8.7%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$504,340
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,469,741

		$1,974,081

Insured – Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$182,017
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	82,705

		$264,722

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 13.9%
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	$1,000	$1,119,370
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,689,030
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	358,415

		$3,166,815

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,052,880

		$1,052,880

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,137,220

		$1,137,220

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$763,195
Port Huron, Water Supply System, 5.25%, 10/1/31	250	275,390

		$1,038,585

Total Tax-Exempt Investments — 155.9% (identified cost $32,535,191)		$35,469,974

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.6)%		$(13,325,224)

Other Assets, Less Liabilities — 2.7%		$613,368

Net Assets Applicable to Common Shares — 100.0%		$22,758,118

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 49.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.0% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 149.3%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$396,950
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	244,803
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	399,157
New Jersey Institute of Technology, 5.00%, 7/1/42	735	829,087
Rutgers State University, 5.00%, 5/1/39	250	281,743

		$2,151,740

Escrowed / Prerefunded — 0.7%
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), Prerefunded to 7/1/16, 5.125%, 7/1/35	$250	$265,020

		$265,020

General Obligations — 4.2%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,595,124

		$1,595,124

Hospital — 13.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$289,613
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	543,788
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	456,687
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	337,309
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	838,462
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,368,096
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,315	1,355,607
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	30	31,756

		$5,221,318

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,004,211

		$1,004,211

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 6.6%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$923,468
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,252,092
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	302,792

		$2,478,352

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$626,734
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	337,265

		$963,999

Insured – Escrowed / Prerefunded — 4.7%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$700	$817,047
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	974,224

		$1,791,271

Insured – General Obligations — 42.6%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,953,880
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,137,520
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	354,838
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	378,250
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	401,087
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	426,224
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,681,005
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	803,340
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,633,195
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,223,121
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,109,540
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,125,554
Nutley School District, (NPFG), 4.75%, 7/15/30	110	118,738
Nutley School District, (NPFG), 4.75%, 7/15/31	410	440,639
Paterson, (BAM), 5.00%, 1/15/26	250	284,275

		$16,071,206

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 8.6%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$1,000	$1,088,750
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	182,961
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	269,060
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,690,635

		$3,231,406

Insured – Lease Revenue / Certificates of Participation — 7.6%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,316,860
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	524,207
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	402,167
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	611,335

		$2,854,569

Insured – Special Tax Revenue — 12.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$878,620
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	516,440
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,724
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,626,968
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	725,626
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	148,600

		$4,874,978

Insured – Transportation — 7.7%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,891,455
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	786,017
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	207,299

		$2,884,771

Insured – Water and Sewer — 10.3%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,350,070

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	$635	$540,512

		$3,890,582

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$651,606

		$651,606

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$726,665

		$726,665

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,079,333

		$1,079,333

Transportation — 9.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$662,971
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	235,973
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	674,989
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	611,040
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,317,935
South Jersey Transportation Authority, 5.00%, 11/1/39	200	217,444

		$3,720,352

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$818,351

		$818,351

Total Tax-Exempt Municipal Securities — 149.3% (identified cost $49,687,814)		$56,274,854

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.4%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$548,575

Total Taxable Municipal Securities — 1.4% (identified cost $494,575)		$548,575

Total Investments — 150.7% (identified cost $50,182,389)		$56,823,429

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.0)%		$(19,600,053)

Other Assets, Less Liabilities — 1.3%		$471,999

Net Assets Applicable to Common Shares — 100.0%		$37,695,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 68.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$858,323

		$858,323

Education — 21.0%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$125,902
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	684,479
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	69,147
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,467,754
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,472,268
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	658,519
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	692,051
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	374,861
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,149,630
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	595,201

		$7,289,812

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,368,672

		$1,368,672

General Obligations — 10.2%
Long Beach City School District, 4.50%, 5/1/26	$770	$846,107
New York, 5.00%, 2/15/34(1)	1,000	1,155,870
New York City, 5.00%, 8/1/34(1)	1,350	1,547,721

		$3,549,698

Hospital — 8.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$152,567
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	203,350
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	538,855
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	272,675

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	$335	$352,591
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,255,605

		$2,775,643

Housing — 1.5%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$503,280

		$503,280

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$460,419

		$460,419

Insured – Education — 24.5%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$1,440	$1,573,834
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,490,930
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	371,041
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	587,477
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	913,775
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,565,971

		$8,503,028

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$582,095
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	588,720

		$1,170,815

Insured – Escrowed / Prerefunded — 6.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$1,045,447
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	1,000	1,047,050

		$2,092,497

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 12.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$604,373
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	645,473
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	273,210
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	197,869
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	203,036
Oyster Bay, (AGM), 4.00%, 8/1/28	725	775,873
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	419,483
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	200,623
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	205,329
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	226,426
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	236,474
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	381,224

		$4,369,393

Insured – Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$562,505
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	542,650

		$1,105,155

Insured – Other Revenue — 3.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,079,029

		$1,079,029

Insured – Special Tax Revenue — 6.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,070,310
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	611,184
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	403,495
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	159,359

		$2,244,348

Insured – Water and Sewer — 1.0%
Suffolk County Water Authority, (NPFG), Prerefunded to 6/1/15, 4.50%, 6/1/25	$350	$352,538

		$352,538

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 7.8%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$545,710
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,145,533

		$2,691,243

Special Tax Revenue — 24.8%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$599,895
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,255,477
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	753,460
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,188,127
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	610,682
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,712,840
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	470,816

		$8,591,297

Transportation — 19.1%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,275,300
Nassau County Bridge Authority, 5.00%, 10/1/35	350	380,807
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,961
New York Bridge Authority, 5.00%, 1/1/26	205	243,290
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,329,465
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	247,336
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	193,037
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	955,882
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	375,197
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	557,835

		$6,629,110

Total Tax-Exempt Investments — 160.5% (identified cost $51,001,091)		$55,634,300

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.2)%		$(13,250,223)

Other Assets, Less Liabilities — (22.3)%		$(7,727,609)

Net Assets Applicable to Common Shares — 100.0%		$34,656,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2015

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 12.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $224,895.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 148.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.7%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$915	$919,365
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	838,481
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,206,410
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	825	851,598

		$3,815,854

Education — 5.7%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$338,465
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	574,135
Ohio State University, 5.00%, 12/1/30	455	583,906
Wright State University, 5.00%, 5/1/31	500	556,390

		$2,052,896

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$590,120

		$590,120

Escrowed / Prerefunded — 3.1%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,040,364
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	55	73,367

		$1,113,731

General Obligations — 11.5%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$309,963
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,129,410
Dayton City School District, 5.00%, 11/1/31	900	1,115,091
Franklin County, 5.00%, 12/1/27	500	550,405
Lakewood City School District, 5.00%, 11/1/39	400	456,804
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	560,610

		$4,122,283

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.5%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$971,923
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	485,148
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	290,070
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	520,495
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	545,290
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	822,942
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	562,835
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	511,893
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	649,010
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	187,946

		$5,547,552

Insured – Education — 17.7%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,128,930
Kent State University, (AGC), 5.00%, 5/1/29	360	405,713
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	2,027,260
Ohio University, (AGM), 5.00%, 12/1/33	500	548,960
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,088,830
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,125,750

		$6,325,443

Insured – Electric Utilities — 16.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$44,015
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,781,340
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	369,880
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,425,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	310,820

		$5,932,005

Insured – Escrowed / Prerefunded — 2.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$741,668

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	$90	$101,524

		$843,192

Insured – General Obligations — 28.2%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$502,872
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	640,510
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,153,070
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,547,574
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,716,936
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	660	726,126
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	542,115
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,076,110
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,188,940

		$10,094,253

Insured – Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.526%, 2/1/29(1)(2)(3)	$440	$584,830

		$584,830

Insured – Special Tax Revenue — 10.5%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$972,407
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,748,054
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	33,620

		$3,754,081

Insured – Transportation — 3.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$535,138
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	519,465
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	325	324,977

		$1,379,580

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$540,147

		$540,147

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$398,639

		$398,639

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$576,019
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	402,210
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	209,633
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	257,512

		$1,445,374

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$569,235

		$569,235

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$96,928
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,139,850

		$1,236,778

Water and Sewer — 7.9%
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	$750	$834,757
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	1,000	1,056,790
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	571,205
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	350,145

		$2,812,897

Total Tax-Exempt Investments — 148.6% (identified cost $46,539,443)		$53,158,890

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.5)%		$(17,000,183)

Other Assets, Less Liabilities — (1.1)%		$(391,048)

Net Assets Applicable to Common Shares — 100.0%		$35,767,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 55.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $584,830 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2015.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $256,790.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Education — 26.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,199,258
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	440,345
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,718,730
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	866,430
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	489,438
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,002,358
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,938,367
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	617,159
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	880,620
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	289,520
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	656,529

		$11,098,754

General Obligations — 12.5%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,232,080
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,227,460
West York Area School District, 5.00%, 4/1/33	750	859,425

		$5,318,965

Hospital — 15.3%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$835,020
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,111,700
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	520,255
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,299,462
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	557,975
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	287,205
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	761,873

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	$750	$849,953
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	301,565

		$6,525,008

Housing — 1.6%
East Hempfield Township Industrial Development Authority (Student Services, Inc.), 5.00%, 7/1/39	$175	$187,602
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	514,370

		$701,972

Insured – Education — 12.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$553,295
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,661,504
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,032,120
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	551,820
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	412,466
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	956,900

		$5,168,105

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$493,214
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	755,070

		$1,248,284

Insured – Escrowed / Prerefunded — 1.3%
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	$500	$568,920

		$568,920

Insured – General Obligations — 30.4%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,439,137
Centennial School District, (AGM), 5.25%, 12/15/37	660	749,014
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,092,220
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	565,240
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	551,840
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	853,328
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,128,775

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Norwin School District, (AGM), 3.25%, 4/1/27	$1,475	$1,476,991
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,660,095
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,077,700
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,354,484

		$12,948,824

Insured – Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$316,885
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,760,551

		$2,077,436

Insured – Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,139,940

		$1,139,940

Insured – Lease Revenue / Certificates of Participation — 4.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$558,625
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,296,259

		$1,854,884

Insured – Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,137,670
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	174,152

		$1,311,822

Insured – Transportation — 5.9%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$321,467
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,181,753

		$2,503,220

Insured – Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$961,360

		$961,360

Insured – Water and Sewer — 14.3%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$322,563

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$1,500	$1,547,010
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	567,370
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	927,283
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,397,410
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,180,762
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	155,407

		$6,097,805

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$204,806

		$204,806

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,787,325
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,195

		$1,913,520

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$522,511
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	820,287
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,123,430
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	535,835
Philadelphia Airport, 5.25%, 6/15/27	500	570,710

		$3,572,773

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$556,310
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	852,608

		$1,408,918

Total Tax-Exempt Investments — 156.5% (identified cost $60,679,180)		$66,625,316

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.0)%		$(21,725,295)

Other Assets, Less Liabilities — (5.5)%		$(2,335,467)

Net Assets Applicable to Common Shares — 100.0%		$42,564,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 53.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $827,460.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited)

	March 31, 2015
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$199,052,711	$77,795,890	$38,255,507	$32,535,191
Unrealized appreciation	21,779,878	8,466,930	5,247,332	2,934,783
Investments, at value	$220,832,589	$86,262,820	$43,502,839	$35,469,974
Cash	$2,914,583	$312,415	$160,908	$192,259
Restricted cash*	118,000	87,000	37,000	—
Interest receivable	2,722,953	870,937	511,380	458,245
Receivable for investments sold	15,281	—	—	—
Deferred debt issuance costs	30,960	14,024	532	—
Total assets	$226,634,366	$87,547,196	$44,212,659	$36,120,478

Liabilities
Payable for floating rate notes issued	$42,310,000	$9,885,000	$3,330,000	$—
Payable for variation margin on open financial futures contracts	11,781	10,782	3,656	—
Payable to affiliates:
Investment adviser fee	105,547	39,977	19,909	16,797
Interest expense and fees payable	74,177	16,577	6,267	—
Accrued expenses	45,668	26,465	20,965	20,339
Total liabilities	$42,547,173	$9,978,801	$3,380,797	$37,136
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,700,600	$25,700,414	$13,575,185	$13,325,224
Net assets applicable to common shares	$139,386,593	$51,867,981	$27,256,677	$22,758,118

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,858	$17,685	$15,001
Additional paid-in capital	141,844,963	55,024,658	24,878,979	20,876,863
Accumulated net realized loss	(23,795,325)	(11,795,971)	(2,967,917)	(1,160,207)
Accumulated undistributed (distributions in excess of) net investment income	(447,822)	215,703	110,154	91,678
Net unrealized appreciation	21,684,643	8,384,733	5,217,776	2,934,783
Net assets applicable to common shares	$139,386,593	$51,867,981	$27,256,677	$22,758,118

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788 (1)	1,028	543	533

Common Shares Outstanding	10,013,381	3,885,759	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.92	$13.35	$15.41	$15.17

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2015
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,182,389	$51,001,091	$46,539,443	$60,679,180
Unrealized appreciation	6,641,040	4,633,209	6,619,447	5,946,136
Investments, at value	$56,823,429	$55,634,300	$53,158,890	$66,625,316
Cash	$104,102	$898,371	$—	$228,388
Restricted cash*	110,000	61,000	—	136,000
Interest receivable	543,711	685,377	596,008	768,451
Deferred debt issuance costs	91	1,393	—	—
Total assets	$57,581,333	$57,280,441	$53,754,898	$67,758,155

Liabilities
Payable for floating rate notes issued	$225,000	$9,305,000	$800,000	$3,390,000
Payable for variation margin on open financial futures contracts	10,969	6,094	—	13,406
Due to custodian	—	—	138,916	—
Payable to affiliates:
Investment adviser fee	26,796	26,653	24,916	31,593
Interest expense and fees payable	373	13,164	1,615	9,729
Accrued expenses	22,767	22,839	21,609	23,578
Total liabilities	$285,905	$9,373,750	$987,056	$3,468,306
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,053	$13,250,223	$17,000,183	$21,725,295
Net assets applicable to common shares	$37,695,375	$34,656,468	$35,767,659	$42,564,554

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,783	$25,560	$25,370	$29,600
Additional paid-in capital	36,563,593	36,225,007	35,585,298	41,932,189
Accumulated net realized loss	(5,678,850)	(6,359,278)	(6,605,714)	(5,572,092)
Accumulated undistributed net investment income	232,476	181,229	143,258	337,091
Net unrealized appreciation	6,552,373	4,583,950	6,619,447	5,837,766
Net assets applicable to common shares	$37,695,375	$34,656,468	$35,767,659	$42,564,554

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,578,310	2,556,041	2,536,999	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.62	$13.56	$14.10	$14.38

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2015
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,580,799	$1,837,831	$899,367	$761,882
Total investment income	$4,580,799	$1,837,831	$899,367	$761,882

Expenses
Investment adviser fee	$615,010	$235,269	$117,075	$98,911
Trustees’ fees and expenses	5,718	2,318	1,279	1,120
Custodian fee	31,262	17,672	17,701	16,598
Transfer and dividend disbursing agent fees	9,100	8,985	8,965	8,980
Legal and accounting services	35,810	22,348	19,698	16,141
Printing and postage	9,997	5,336	4,334	4,364
Interest expense and fees	125,335	29,062	10,064	—
Preferred shares service fee	33,472	19,244	10,165	9,977
Miscellaneous	25,889	17,728	15,653	14,951
Total expenses	$891,593	$357,962	$204,934	$171,042
Deduct —
Reduction of custodian fee	$388	$41	$27	$34
Total expense reductions	$388	$41	$27	$34

Net expenses	$891,205	$357,921	$204,907	$171,008

Net investment income	$3,689,594	$1,479,910	$694,460	$590,874

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,115,121)	$—	$1,834	$4,860
Extinguishment of debt	(12)	—	—	—
Financial futures contracts	(331,884)	(215,899)	(105,599)	—
Net realized gain (loss)	$(1,447,017)	$(215,899)	$(103,765)	$4,860
Change in unrealized appreciation (depreciation) —
Investments	$4,706,727	$567,435	$520,544	$455,792
Financial futures contracts	(143,279)	(116,776)	(44,843)	—
Net change in unrealized appreciation (depreciation)	$4,563,448	$450,659	$475,701	$455,792

Net realized and unrealized gain	$3,116,431	$234,760	$371,936	$460,652

Distributions to preferred shareholders
From net investment income	$(24,729)	$(14,333)	$(7,287)	$(7,462)

Net increase in net assets from operations	$6,781,296	$1,700,337	$1,059,109	$1,044,064

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2015
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,222,905	$1,161,870	$1,165,105	$1,487,980
Total investment income	$1,222,905	$1,161,870	$1,165,105	$1,487,980

Expenses
Investment adviser fee	$158,191	$157,016	$146,293	$185,441
Trustees’ fees and expenses	1,640	1,630	1,535	1,881
Custodian fee	16,023	14,471	13,547	15,192
Transfer and dividend disbursing agent fees	8,985	9,085	9,255	9,080
Legal and accounting services	19,826	22,428	19,799	20,979
Printing and postage	4,987	3,939	5,177	5,353
Interest expense and fees	837	26,348	2,200	10,057
Preferred shares service fee	14,676	9,921	12,729	16,267
Miscellaneous	16,393	16,550	17,139	16,705
Total expenses	$241,558	$261,388	$227,674	$280,955
Deduct —
Reduction of custodian fee	$11	$83	$12	$13
Total expense reductions	$11	$83	$12	$13

Net expenses	$241,547	$261,305	$227,662	$280,942

Net investment income	$981,358	$900,565	$937,443	$1,207,038

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$115,594	$116,676	$53,464	$9,070
Financial futures contracts	(301,712)	(165,942)	—	(377,140)
Net realized gain (loss)	$(186,118)	$(49,266)	$53,464	$(368,070)
Change in unrealized appreciation (depreciation) —
Investments	$616,380	$338,134	$729,150	$1,011,414
Financial futures contracts	(132,344)	(73,281)	—	(162,966)
Net change in unrealized appreciation (depreciation)	$484,036	$264,853	$729,150	$848,448

Net realized and unrealized gain	$297,918	$215,587	$782,614	$480,378

Distributions to preferred shareholders
From net investment income	$(10,676)	$(7,574)	$(9,043)	$(11,662)

Net increase in net assets from operations	$1,268,600	$1,108,578	$1,711,014	$1,675,754

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$3,689,594	$1,479,910	$694,460	$590,874
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(1,447,017)	(215,899)	(103,765)	4,860
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	4,563,448	450,659	475,701	455,792
Distributions to preferred shareholders —
From net investment income	(24,729)	(14,333)	(7,287)	(7,462)
Net increase in net assets from operations	$6,781,296	$1,700,337	$1,059,109	$1,044,064
Distributions to common shareholders —
From net investment income	$(3,792,508)	$(1,420,100)	$(672,032)	$(593,450)
Total distributions to common shareholders	$(3,792,508)	$(1,420,100)	$(672,032)	$(593,450)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$7,189	$—	$—
Cost of shares repurchased (see Note 6)	—	—	—	(184,430)
Net increase (decrease) in net assets from capital share transactions	$—	$7,189	$—	$(184,430)

Net increase in net assets	$2,988,788	$287,426	$387,077	$266,184

Net Assets Applicable to Common Shares
At beginning of period	$136,397,805	$51,580,555	$26,869,600	$22,491,934
At end of period	$139,386,593	$51,867,981	$27,256,677	$22,758,118

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(447,822)	$215,703	$110,154	$91,678

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$981,358	$900,565	$937,443	$1,207,038
Net realized gain (loss) from investment transactions and financial futures contracts	(186,118)	(49,266)	53,464	(368,070)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	484,036	264,853	729,150	848,448
Distributions to preferred shareholders —
From net investment income	(10,676)	(7,574)	(9,043)	(11,662)
Net increase in net assets from operations	$1,268,600	$1,108,578	$1,711,014	$1,675,754
Distributions to common shareholders —
From net investment income	$(971,010)	$(879,157)	$(890,487)	$(1,144,061)
Total distributions to common shareholders	$(971,010)	$(879,157)	$(890,487)	$(1,144,061)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$(391,677)	$(130,104)	$—	$—
Net decrease in net assets from capital share transactions	$(391,677)	$(130,104)	$—	$—

Net increase (decrease) in net assets	$(94,087)	$99,317	$820,527	$531,693

Net Assets Applicable to Common Shares
At beginning of period	$37,789,462	$34,557,151	$34,947,132	$42,032,861
At end of period	$37,695,375	$34,656,468	$35,767,659	$42,564,554

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$232,476	$181,229	$143,258	$337,091

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,576,225	$2,987,611	$1,393,559	$1,187,127
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	272,731	(239,402)	(159,959)	8,436
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,613,821	5,967,491	3,070,225	2,491,496
Distributions to preferred shareholders —
From net investment income	(48,895)	(27,445)	(15,180)	(15,025)
Net increase in net assets from operations	$25,413,882	$8,688,255	$4,288,645	$3,672,034
Distributions to common shareholders —
From net investment income	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)
Total distributions to common shareholders	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)

Net increase in net assets	$17,828,866	$5,848,183	$2,944,581	$2,560,729

Net Assets Applicable to Common Shares
At beginning of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205
At end of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(320,179)	$170,226	$95,013	$101,716

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,969,502	$1,890,256	$1,882,477	$2,467,612
Net realized loss from investment transactions and financial futures contracts	(450,231)	(404,643)	(32,823)	(698,745)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,908,833	3,071,281	3,902,684	4,953,741
Distributions to preferred shareholders —
From net investment income	(22,343)	(14,818)	(19,036)	(24,294)
Net increase in net assets from operations	$5,405,761	$4,542,076	$5,733,302	$6,698,314
Distributions to common shareholders —
From net investment income	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Total distributions to common shareholders	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$—	$3,909
Net increase in net assets from capital share transactions	$—	$—	$—	$3,909

Net increase in net assets	$3,568,663	$2,778,587	$3,952,329	$4,414,263

Net Assets Applicable to Common Shares
At beginning of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598
At end of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$232,804	$167,395	$105,345	$285,776

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Cash Flows (Unaudited)*

	Six Months Ended March 31, 2015
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$6,781,296	$1,700,337	$1,108,578
Distributions to preferred shareholders	24,729	14,333	7,574
Net increase in net assets from operations excluding distributions to preferred shareholders	$6,806,025	$1,714,670	$1,116,152
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(24,142,083)	(655,513)	(2,584,272)
Investments sold	19,370,127	1,400,000	2,425,000
Net amortization/accretion of premium (discount)	(159,599)	(208,489)	(12,480)
Amortization of deferred debt issuance costs	1,722	1,249	557
Decrease in restricted cash	11,000	8,000	5,000
Decrease (increase) in interest receivable	(187,756)	1,623	31,693
Decrease in receivable for variation margin on open financial futures contracts	17,875	11,218	8,938
Increase in payable for variation margin on open financial futures contracts	11,781	10,782	6,094
Increase in payable to affiliate for investment adviser fee	7,392	1,533	920
Increase (decrease) in interest expense and fees payable	4,668	(341)	(721)
Decrease in accrued expenses	(46,624)	(30,907)	(30,707)
Net change in unrealized (appreciation) depreciation from investments	(4,706,727)	(567,435)	(338,134)
Net realized (gain) loss from investments	1,115,121	—	(116,676)
Net realized loss on extinguishment of debt	12	—	—
Net cash provided by (used in) operating activities	$(1,897,066)	$1,686,390	$511,364

Cash Flows From Financing Activities
Repurchase of common shares	$—	$—	$(130,104)
Distributions paid to common shareholders, net of reinvestments	(3,792,508)	(1,412,911)	(879,157)
Cash distributions paid to preferred shareholders	(24,666)	(14,289)	(7,690)
Proceeds from secured borrowings	8,400,000	—	—
Repayment of secured borrowings	(2,940,000)	—	—
Net cash provided by (used in) financing activities	$1,642,826	$(1,427,200)	$(1,016,951)

Net increase (decrease) in cash	$(254,240)	$259,190	$(505,587)

Cash at beginning of period	$3,168,823	$53,225	$1,403,958

Cash at end of period	$2,914,583	$312,415	$898,371

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$7,189	$—
Cash paid for interest and fees	$118,945	$28,154	$26,512

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$13.620		$11.840	$13.370	$12.040	$12.720	$12.880

Income (Loss) From Operations
Net investment income(1)	$0.368		$0.757	$0.752	$0.778	$0.929	$0.961
Net realized and unrealized gain (loss)	0.313		1.785	(1.516)	1.437	(0.638)	(0.164)
Distributions to preferred shareholders(1)
From net investment income	(0.002)		(0.005)	(0.009)	(0.011)	(0.015)	(0.018)

Total income (loss) from operations	$0.679		$2.537	$(0.773)	$2.204	$0.276	$0.779

Less Distributions to Common Shareholders
From net investment income	$(0.379)		$(0.757)	$(0.757)	$(0.874)	$(0.956)	$(0.939)

Total distributions to common shareholders	$(0.379)		$(0.757)	$(0.757)	$(0.874)	$(0.956)	$(0.939)

Net asset value — End of period (Common shares)	$13.920		$13.620	$11.840	$13.370	$12.040	$12.720

Market value — End of period (Common shares)	$12.860		$12.570	$11.200	$13.880	$13.280	$14.010

Total Investment Return on Net Asset Value(2)	5.24	%(3)	22.61%	(5.83)%	18.56%	2.45%	6.26%

Total Investment Return on Market Value(2)	5.35	%(3)	19.62%	(14.20)%	11.59%	2.60%	12.78%

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$139,387		$136,398		$118,569		$133,772		$120,308		$126,814
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.10	%(5)(6)	1.20	%(5)	1.23	%(5)	1.37	%(5)	1.50	%(7)	1.22	%(5)
Interest and fee expense(8)	0.18	%(6)	0.21%		0.23%		0.28%		0.35%		0.38%
Total expenses	1.28	%(5)(6)	1.41	%(5)	1.46	%(5)	1.65	%(5)	1.85	%(9)	1.60	%(5)
Net investment income	5.31	%(6)	6.01%		5.83%		6.14%		8.23%		7.86%
Portfolio Turnover	6	%(3)	10%		7%		16%		12%		13%
Senior Securities:
Total preferred shares outstanding	1,788		1,788		1,788		1,788		1,788		1,788
Asset coverage per preferred share(10)	$102,957		$101,285		$91,314		$99,818		$92,287		$95,926
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.49%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Expenses after custodian fee reduction was 1.84%.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.83%	0.89%	0.91%	1.02%	1.07%	0.89%
Interest and fee expense	0.14%	0.15%	0.17%	0.20%	0.25%	0.28%
Total expenses	0.97%	1.04%	1.08%	1.22%	1.32%	1.17%
Net investment income	4.02%	4.44%	4.33%	4.54%	5.89%	5.75%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$13.280		$11.770	$13.410	$11.730	$12.520	$12.940

Income (Loss) From Operations
Net investment income(1)	$0.381		$0.769	$0.756	$0.777	$0.855	$0.898
Net realized and unrealized gain (loss)	0.058		1.479	(1.632)	1.712	(0.761)	(0.433)
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.007)	(0.013)	(0.016)	(0.023)	(0.027)

Total income (loss) from operations	$0.435		$2.241	$(0.889)	$2.473	$0.071	$0.438

Less Distributions to Common Shareholders
From net investment income	$(0.365)		$(0.731)	$(0.751)	$(0.793)	$(0.861)	$(0.858)

Total distributions to common shareholders	$(0.365)		$(0.731)	$(0.751)	$(0.793)	$(0.861)	$(0.858)

Net asset value — End of period (Common shares)	$13.350		$13.280	$11.770	$13.410	$11.730	$12.520

Market value — End of period (Common shares)	$12.910		$12.080	$11.260	$13.630	$12.260	$13.250

Total Investment Return on Net Asset Value(2)	3.41	%(3)	20.12%	(6.75)%	21.62%	1.31%	3.93%

Total Investment Return on Market Value(2)	9.93	%(3)	14.22%	(12.29)%	18.36%	0.06%	13.86%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$51,868		$51,581		$45,732		$52,063		$45,535		$48,529
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.27	%(5)(6)	1.32	%(5)	1.34	%(5)	1.36	%(5)	1.47	%(5)	1.39	%(7)
Interest and fee expense(8)	0.11	%(6)	0.12%		0.13%		0.14%		0.15%		0.16%
Total expenses	1.38	%(5)(6)	1.44	%(5)	1.47	%(5)	1.50	%(5)	1.62	%(5)	1.55	%(9)
Net investment income	5.70	%(6)	6.15%		5.84%		6.16%		7.75%		7.47%
Portfolio Turnover	0%		5%		7%		15%		34%		17%
Senior Securities:
Total preferred shares outstanding	1,028		1,028		1,028		1,028		1,028		1,028
Asset coverage per preferred share(10)	$75,456		$75,176		$69,487		$75,645		$69,295		$72,208
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.38%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Expenses after custodian fee reduction was 1.54%.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.85%	0.86%	0.88%	0.89%	0.92%	0.89%
Interest and fee expense	0.07%	0.08%	0.09%	0.09%	0.09%	0.11%
Total expenses	0.92%	0.94%	0.97%	0.98%	1.01%	1.00%
Net investment income	3.82%	4.02%	3.86%	4.04%	4.84%	4.81%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$15.190		$13.530	$15.920	$14.230	$14.710	$14.660

Income (Loss) From Operations
Net investment income(1)	$0.393		$0.788	$0.801	$0.821	$0.876	$0.882
Net realized and unrealized gain (loss)	0.211		1.641	(2.389)	1.728	(0.490)	0.036
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.009)	(0.015)	(0.019)	(0.026)	(0.031)

Total income (loss) from operations	$0.600		$2.420	$(1.603)	$2.530	$0.360	$0.887

Less Distributions to Common Shareholders
From net investment income	$(0.380)		$(0.760)	$(0.787)	$(0.840)	$(0.840)	$(0.837)

Total distributions to common shareholders	$(0.380)		$(0.760)	$(0.787)	$(0.840)	$(0.840)	$(0.837)

Net asset value — End of period (Common shares)	$15.410		$15.190	$13.530	$15.920	$14.230	$14.710

Market value — End of period (Common shares)	$14.610		$14.560	$12.510	$16.510	$14.320	$15.160

Total Investment Return on Net Asset Value(2)	4.10	%(3)	18.82%	(10.28)%	18.26%	3.06%	6.43%

Total Investment Return on Market Value(2)	2.96	%(3)	23.19%	(20.01)%	21.87%	0.64%	5.44%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$27,257		$26,870	$23,925	$28,138	$25,134	$25,920
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.44	%(6)	1.44%	1.45%	1.46%	1.54%	1.45%
Interest and fee expense(7)	0.07	%(6)	0.08%	0.09%	0.09%	0.11%	0.09%
Total expenses(5)	1.51	%(6)	1.52%	1.54%	1.55%	1.65%	1.54%
Net investment income	5.12	%(6)	5.50%	5.31%	5.44%	6.60%	6.29%
Portfolio Turnover	3	%(3)	1%	3%	2%	27%	27%
Senior Securities:
Total preferred shares outstanding	543		543	543	543	543	543
Asset coverage per preferred share(8)	$75,197		$74,484	$69,061	$76,820	$71,288	$72,737
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.96%	0.94%	0.96%	0.97%	0.97%	0.94%
Interest and fee expense	0.05%	0.05%	0.06%	0.06%	0.07%	0.05%
Total expenses	1.01%	0.99%	1.02%	1.03%	1.04%	0.99%
Net investment income	3.42%	3.58%	3.52%	3.61%	4.18%	4.06%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.860		$13.160	$15.030	$14.040	$14.540	$14.730

Income (Loss) From Operations
Net investment income(1)	$0.393		$0.784	$0.789	$0.862	$0.913	$0.928
Net realized and unrealized gain (loss)	0.299		1.660	(1.859)	1.038	(0.496)	(0.208)
Distributions to preferred shareholders(1)
From net investment income	(0.005)		(0.010)	(0.017)	(0.021)	(0.030)	(0.036)

Total income (loss) from operations	$0.687		$2.434	$(1.087)	$1.879	$0.387	$0.684

Less Distributions to Common Shareholders
From net investment income	$(0.394)		$(0.734)	$(0.783)	$(0.889)	$(0.887)	$(0.874)

Total distributions to common shareholders	$(0.394)		$(0.734)	$(0.783)	$(0.889)	$(0.887)	$(0.874)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.017		$—	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$15.170		$14.860	$13.160	$15.030	$14.040	$14.540

Market value — End of period (Common shares)	$13.580		$13.010	$11.790	$16.000	$13.610	$14.430

Total Investment Return on Net Asset Value(2)	5.19	%(3)	19.57%	(7.29)%	13.69%	3.25%	5.16%

Total Investment Return on Market Value(2)	7.52	%(3)	16.89%	(21.98)%	24.85%	0.85%	10.60%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$22,758		$22,492	$19,931	$22,759	$21,233	$21,985
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Total expenses(5)	1.51	%(6)	1.54%	1.55%	1.54%	1.58%	1.49%
Net investment income	5.21	%(6)	5.60%	5.46%	5.90%	6.76%	6.55%
Portfolio Turnover	0%		30%	29%	19%	5%	2%
Senior Securities:
Total preferred shares outstanding	533		533	533	533	533	533
Asset coverage per preferred share(7)	$67,699		$67,199	$62,395	$67,701	$64,837	$66,248
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Total expenses	0.95%	0.95%	0.96%	0.96%	0.96%	0.92%
Net investment income	3.28%	3.44%	3.39%	3.68%	4.09%	4.04%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.480		$13.120	$14.640	$13.180	$14.410	$14.620

Income (Loss) From Operations
Net investment income(1)	$0.379		$0.755	$0.759	$0.820	$0.895	$0.943
Net realized and unrealized gain (loss)	0.119		1.318	(1.537)	1.471	(1.179)	(0.207)
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.009)	(0.015)	(0.019)	(0.026)	(0.031)

Total income (loss) from operations	$0.494		$2.064	$(0.793)	$2.272	$(0.310)	$0.705

Less Distributions to Common Shareholders
From net investment income	$(0.375)		$(0.704)	$(0.727)	$(0.812)	$(0.920)	$(0.915)

Total distributions to common shareholders	$(0.375)		$(0.704)	$(0.727)	$(0.812)	$(0.920)	$(0.915)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.021		$—	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$14.620		$14.480	$13.120	$14.640	$13.180	$14.410

Market value — End of period (Common shares)	$13.150		$12.540	$11.730	$15.090	$13.370	$15.350

Total Investment Return on Net Asset Value(2)	3.91	%(3)	16.77%	(5.48)%	17.69%	(1.80)%	5.10%

Total Investment Return on Market Value(2)	7.92	%(3)	13.11%	(18.01)%	19.58%	(6.49)%	11.12%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$37,695		$37,789		$34,221		$38,140		$34,186		$37,222
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.28	%(5)(6)	1.30	%(5)	1.35	%(5)	1.39	%(5)	1.42	%(7)	1.36	%(5)
Interest and fee expense(8)	0.00	%(6)(9)	0.01%		0.04%		0.12%		0.15%		0.17%
Total expenses	1.28	%(5)(6)	1.31	%(5)	1.39	%(5)	1.51	%(5)	1.57	%(10)	1.53	%(5)
Net investment income	5.20	%(6)	5.50%		5.35%		5.87%		6.96%		6.79%
Portfolio Turnover	3	%(3)	5%		11%		16%		4%		8%
Senior Securities:
Total preferred shares outstanding	784		784		784		784		784		784
Asset coverage per preferred share(11)	$73,081		$73,201		$68,650		$73,649		$68,605		$72,478
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.41%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Amount is less than 0.005%.

(10)	Expenses after custodian fee reduction was 1.56%.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014		2013	2012	2011	2010
Expenses excluding interest and fees	0.84%		0.84%		0.88%	0.90%	0.90%	0.88%
Interest and fee expense	0.00	%(9)	0.00	%(9)	0.03%	0.08%	0.09%	0.11%
Total expenses	0.84%		0.84%		0.91%	0.98%	0.99%	0.99%
Net investment income	3.43%		3.55%		3.50%	3.81%	4.38%	4.39%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$13.460		$12.380	$13.900	$12.760	$13.400	$13.620

Income (Loss) From Operations
Net investment income(1)	$0.352		$0.736	$0.714	$0.775	$0.868	$0.847
Net realized and unrealized gain (loss)	0.088		1.037	(1.537)	1.162	(0.621)	(0.167)
Distributions to preferred shareholders(1)
From net investment income	(0.003)		(0.006)	(0.010)	(0.013)	(0.018)	(0.021)

Total income (loss) from operations	$0.437		$1.767	$(0.833)	$1.924	$0.229	$0.659

Less Distributions to Common Shareholders
From net investment income	$(0.344)		$(0.687)	$(0.687)	$(0.784)	$(0.869)	$(0.879)

Total distributions to common shareholders	$(0.344)		$(0.687)	$(0.687)	$(0.784)	$(0.869)	$(0.879)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.007		$—	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$13.560		$13.460	$12.380	$13.900	$12.760	$13.400

Market value — End of period (Common shares)	$12.500		$11.840	$11.120	$13.970	$12.890	$14.000

Total Investment Return on Net Asset Value(2)	3.61	%(3)	15.23%	(6.01)%	15.47%	2.16%	5.20%

Total Investment Return on Market Value(2)	8.58	%(3)	12.85%	(16.01)%	14.89%	(1.21)%	9.99%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$34,656		$34,557		$31,779		$35,669		$32,717		$34,328
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.36	%(5)(6)	1.39	%(5)	1.40	%(5)	1.42	%(5)	1.47	%(7)	1.41	%(5)
Interest and fee expense(8)	0.15	%(6)	0.17%		0.17%		0.22%		0.28%		0.28%
Total expenses	1.51	%(5)(6)	1.56	%(5)	1.57	%(5)	1.64	%(5)	1.75	%(9)	1.69	%(5)
Net investment income	5.20	%(6)	5.72%		5.33%		5.80%		7.07%		6.49%
Portfolio Turnover	0%		7%		14%		18%		17%		13%
Senior Securities:
Total preferred shares outstanding	530		530		530		530		530		530
Asset coverage per preferred share(10)	$90,390		$90,203		$84,960		$92,301		$86,730		$89,770
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.46%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Expenses after custodian fee reduction was 1.74%.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.98%	1.00%	1.01%	1.02%	1.03%	1.01%
Interest and fee expense	0.11%	0.12%	0.12%	0.16%	0.20%	0.20%
Total expenses	1.09%	1.12%	1.13%	1.18%	1.23%	1.21%
Net investment income	3.76%	4.08%	3.85%	4.18%	4.98%	4.65%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$13.770		$12.220	$13.800	$12.220	$12.960	$12.980

Income (Loss) From Operations
Net investment income(1)	$0.370		$0.742	$0.736	$0.762	$0.814	$0.828
Net realized and unrealized gain (loss)	0.315		1.518	(1.584)	1.606	(0.759)	(0.058)
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.008)	(0.013)	(0.016)	(0.023)	(0.028)

Total income (loss) from operations	$0.681		$2.252	$(0.861)	$2.352	$0.032	$0.742

Less Distributions to Common Shareholders
From net investment income	$(0.351)		$(0.702)	$(0.719)	$(0.772)	$(0.772)	$(0.762)

Total distributions to common shareholders	$(0.351)		$(0.702)	$(0.719)	$(0.772)	$(0.772)	$(0.762)

Net asset value — End of period (Common shares)	$14.100		$13.770	$12.220	$13.800	$12.220	$12.960

Market value — End of period (Common shares)	$13.070		$12.500	$11.380	$15.200	$12.780	$14.100

Total Investment Return on Net Asset Value(2)	5.18	%(3)	19.45%	(6.46)%	19.50%	0.65%	6.04%

Total Investment Return on Market Value(2)	7.41	%(3)	16.44%	(20.91)%	25.85%	(3.25)%	13.01%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$35,768		$34,947	$30,995	$34,985	$30,922	$32,726
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.27	%(6)	1.32%	1.33%	1.35%	1.42%	1.36%
Interest and fee expense(7)	0.01	%(6)	0.03%	0.02%	0.01%	0.02%	0.02%
Total expenses(5)	1.28	%(6)	1.35%	1.35%	1.36%	1.44%	1.38%
Net investment income	5.29	%(6)	5.74%	5.51%	5.83%	6.98%	6.61%
Portfolio Turnover	3	%(3)	12%	12%	12%	10%	11%
Senior Securities:
Total preferred shares outstanding	680		680	680	680	680	680
Asset coverage per preferred share(8)	$77,600		$76,393	$70,581	$76,450	$70,474	$73,128
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.86%	0.87%	0.89%	0.89%	0.90%	0.88%
Interest and fee expense	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.87%	0.89%	0.90%	0.90%	0.91%	0.89%
Net investment income	3.58%	3.78%	3.67%	3.85%	4.43%	4.30%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.200		$12.710	$14.460	$13.180	$13.640	$13.900

Income (Loss) From Operations
Net investment income(1)	$0.408		$0.834	$0.812	$0.829	$0.893	$0.878
Net realized and unrealized gain (loss)	0.163		1.437	(1.742)	1.342	(0.460)	(0.270)
Distributions to preferred shareholders(1)
From net investment income	(0.004)		(0.008)	(0.014)	(0.018)	(0.025)	(0.030)

Total income (loss) from operations	$0.567		$2.263	$(0.944)	$2.153	$0.408	$0.578

Less Distributions to Common Shareholders
From net investment income	$(0.387)		$(0.773)	$(0.806)	$(0.873)	$(0.868)	$(0.838)

Total distributions to common shareholders	$(0.387)		$(0.773)	$(0.806)	$(0.873)	$(0.868)	$(0.838)

Net asset value — End of period (Common shares)	$14.380		$14.200	$12.710	$14.460	$13.180	$13.640

Market value — End of period (Common shares)	$13.100		$12.850	$11.590	$15.780	$13.030	$14.230

Total Investment Return on Net Asset Value(2)	4.30	%(3)	18.84%	(6.69)%	16.76%	3.63%	4.53%

Total Investment Return on Market Value(2)	5.00	%(3)	17.93%	(22.03)%	28.88%	(1.79)%	3.82%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$42,565		$42,033		$37,619		$42,791		$38,972		$40,256
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.28	%(5)(6)	1.34	%(5)	1.35	%(5)	1.33	%(5)	1.41	%(7)	1.36	%(5)
Interest and fee expense(8)	0.05	%(6)	0.08%		0.06%		0.04%		0.08%		0.07%
Total expenses	1.33	%(5)(6)	1.42	%(5)	1.41	%(5)	1.37	%(5)	1.49	%(9)	1.43	%(5)
Net investment income	5.69	%(6)	6.21%		5.83%		5.98%		7.19%		6.67%
Portfolio Turnover	0%		2%		14%		11%		12%		19%
Senior Securities:
Total preferred shares outstanding	869		869		869		869		869		869
Asset coverage per preferred share(10)	$73,981		$73,370		$68,290		$74,242		$69,847		$71,327
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.40%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Expenses after custodian fee reduction was 1.48%.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	0.85%	0.86%	0.88%	0.87%	0.88%	0.87%
Interest and fee expense	0.03%	0.05%	0.04%	0.03%	0.05%	0.05%
Total expenses	0.88%	0.92%	0.92%	0.90%	0.93%	0.92%
Net investment income	3.77%	4.02%	3.82%	3.91%	4.51%	4.28%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

59

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$42,310,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.22	0.02 - 0.04	0.02 - 0.04
Collateral for Floating Rate Notes Outstanding	$57,032,077	$11,951,393	$4,437,230

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$225,000	$9,305,000	$800,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.17	0.02 - 0.03	0.02 - 0.04	0.02 - 0.03
Collateral for Floating Rate Notes Outstanding	$269,060	$12,574,733	$1,056,790	$4,367,400

For the six months ended March 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$40,581,538	$9,885,000	$3,330,000
Average Interest Rate	0.62%	0.59%	0.61%

60

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$225,000	$9,305,000	$800,000	$3,390,000
Average Interest Rate	0.75%	0.57%	0.55%	0.59%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2015.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of March 31, 2015, the Funds’ investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015, if any, are anticipated to be restructured by the required compliance date.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at March 31, 2015	0.10%	0.10%	0.10%	0.10%	0.09%
Dividends Accrued to APS Shareholders	$12,545	$12,184	$14,333	$7,287	$7,462
Average APS Dividend Rates	0.11%	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.23	0.08 - 0.17	0.07 - 0.17	0.08 - 0.14	0.08 - 0.17

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at March 31, 2015	0.10%	0.09%	0.10%	0.10%
Dividends Accrued to APS Shareholders	$10,676	$7,574	$9,043	$11,662
Average APS Dividend Rates	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.08 - 0.23	0.08 - 0.23	0.08 - 0.17	0.08 - 0.14

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability

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Notes to Financial Statements (Unaudited) — continued

for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses:
Short-term	$2,192,514	$1,232,549	$565,140	$132,060
Long-term	$5,106,305	$4,201,103	$942,725	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses:
Short-term	$734,891	$740,207	$622,669	$724,924
Long-term	$1,076,655	$1,298,303	$483,303	$1,731,074

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$156,310,828	$67,725,885	$34,887,985	$32,467,190

Gross unrealized appreciation	$22,620,084	$8,883,194	$5,351,421	$3,055,952
Gross unrealized depreciation	(408,323)	(231,259)	(66,567)	(53,168)

Net unrealized appreciation	$22,211,761	$8,651,935	$5,284,854	$3,002,784

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Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$49,848,419	$41,586,295	$45,520,731	$57,093,223

Gross unrealized appreciation	$6,859,985	$5,076,170	$6,859,771	$6,254,048
Gross unrealized depreciation	(109,975)	(333,165)	(21,612)	(111,955)

Net unrealized appreciation	$6,750,010	$4,743,005	$6,838,159	$6,142,093

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2015, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investment Adviser Fee	$615,010	$235,269	$117,075	$98,911

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investment Adviser Fee	$158,191	$157,016	$146,293	$185,441

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2015 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$17,086,361	$—	$1,672,283	$—
Sales	$13,884,089	$1,400,000	$1,225,000	$1,675,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$1,452,875	$—	$2,407,352	$—
Sales	$2,179,253	$2,425,000	$1,510,827	$1,060,125

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Notes to Financial Statements (Unaudited) — continued

6  Common Shares of Beneficial Interest

For the six months ended March 31, 2015, the California Fund II issued 529 common shares pursuant to its dividend reinvestment plan. For the year ended September 30, 2014, the Pennsylvania Fund issued 281 common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the other Funds for the six months ended March 31, 2015 and the year ended September 30, 2014.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. During the six months ended March 31, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Six Months Ended March 31, 2015
	Michigan Fund	New Jersey Fund	New York Fund II

Common shares repurchased	14,000	30,600	10,900
Cost, including brokerage commissions, of common shares repurchased	$184,430	$391,677	$130,104
Average price per share	$13.17	$12.80	$11.94
Weighted average discount per share to NAV	12.28%	12.29%	11.72%

There were no repurchases of common shares by the Funds for the year ended September 30, 2014.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2015, the Ohio Fund had a payment due to SSBT pursuant to the foregoing arrangement of $138,916. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2015. The Funds’ average overdraft advances during the six months ended March 31, 2015 were not significant.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal II	6/15	29 U.S. Long Treasury Bond	Short	$(4,657,140)	$(4,752,375)	$(95,235)
California II	6/15	15 U.S. 10-Year Treasury Note	Short	$(1,900,656)	$(1,933,594)	$(32,938)
	6/15	15 U.S. Long Treasury Bond	Short	(2,408,866)	(2,458,125)	(49,259)
Massachusetts	6/15	9 U.S. Long Treasury Bond	Short	$(1,445,319)	$(1,474,875)	$(29,556)
New Jersey	6/15	27 U.S. Long Treasury Bond	Short	$(4,335,958)	$(4,424,625)	$(88,667)
New York II	6/15	15 U.S. Long Treasury Bond	Short	$(2,408,866)	$(2,458,125)	$(49,259)
Pennsylvania	6/15	33 U.S. Long Treasury Bond	Short	$(5,299,505)	$(5,407,875)	$(108,370)

At March 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2015 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Liability Derivative:
Futures Contracts	$(95,235	)(1)	$(82,197	)(1)	$(29,556	)(1)	$—

Total	$(95,235)		$(82,197)		$(29,556)		$—

	New Jersey Fund		New York Fund II		Ohio Fund	Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(88,667	)(1)	$(49,259	)(1)	$—	$(108,370	)(1)

Total	$(88,667)		$(49,259)		$—	$(108,370)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2015 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(331,884	)(1)	$(215,899	)(1)	$(105,599	)(1)	$—
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(143,279	)(2)	$(116,776	)(2)	$(44,843	)(2)	$—

	New Jersey Fund		New York Fund II		Ohio Fund	Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(301,712	)(1)	$(165,942	)(1)	$—	$(377,140	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(132,344	)(2)	$(73,281	)(2)	$—	$(162,966	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:
Futures Contracts – Short	$5,730,000	$4,878,000	$1,813,000	$—

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts – Short	$5,238,000	$2,888,000	$—	$6,513,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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March 31, 2015

Notes to Financial Statements (Unaudited) — continued

At March 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$220,832,589	$—	$220,832,589

Total Investments	$—	$220,832,589	$—	$220,832,589

Liability Description

Futures Contracts	$(95,235)	$—	$—	$(95,235)

Total	$(95,235)	$—	$—	$(95,235)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$86,262,820	$—	$86,262,820

Total Investments	$—	$86,262,820	$—	$86,262,820

Liability Description

Futures Contracts	$(82,197)	$—	$—	$(82,197)

Total	$(82,197)	$—	$—	$(82,197)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$43,502,839	$—	$43,502,839

Total Investments	$—	$43,502,839	$—	$43,502,839

Liability Description

Futures Contracts	$(29,556)	$—	$—	$(29,556)

Total	$(29,556)	$—	$—	$(29,556)

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,469,974	$—	$35,469,974

Total Investments	$—	$35,469,974	$—	$35,469,974

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Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,274,854	$—	$56,274,854
Taxable Municipal Securities	—	548,575	—	548,575

Total Investments	$—	$56,823,429	$—	$56,823,429

Liability Description

Futures Contracts	$(88,667)	$—	$—	$(88,667)

Total	$(88,667)	$—	$—	$(88,667)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,634,300	$—	$55,634,300

Total Investments	$—	$55,634,300	$—	$55,634,300

Liability Description

Futures Contracts	$(49,259)	$—	$—	$(49,259)

Total	$(49,259)	$—	$—	$(49,259)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,158,890	$—	$53,158,890

Total Investments	$—	$53,158,890	$—	$53,158,890

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,625,316	$—	$66,625,316

Total Investments	$—	$66,625,316	$—	$66,625,316

Liability Description

Futures Contracts	$(108,370)	$—	$—	$(108,370)

Total	$(108,370)	$—	$—	$(108,370)

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2015, Fund records indicate that there are 14, 5, 3, 4, 6, 12, 5 and 24 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,393, 1,125, 785, 813, 1,015, 955, 1,267 and 1,517 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7728    3.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 18, 2015